Trading portfolio (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (4,943)
Interest Rate Reais [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(108,670)
Interest Rate Reais [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (217,339)
Coupon Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon rate of interest rate
Coupon Interest Rate [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (550)
Coupon Interest Rate [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(7,132)
Coupon Interest Rate [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (14,265)
Coupon US Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon US Dollar [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (5,564)
Coupon US Dollar [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(34,407)
Coupon US Dollar [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (68,815)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (5,270)
Coupon Other Currencies [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(19,539)
Coupon Other Currencies [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (39,077)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (1,127)
Foreign Currency [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (1,900)
Eurobond/Treasury/Global [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Interest Rate Variation on Papers Traded on the International Market
Eurobond/Treasury/Global [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (3,801)
Eurobond/Treasury/Global [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(426)
Eurobond/Treasury/Global [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (10,658)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (21,315)
Inflation [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(5,218)
Inflation [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (6,018)
Shares And Indexes [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in shares price
Shares And Indexes [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (1,553)	R$ (12,035)
Shares And Indexes [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(38,814)
Shares And Indexes [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (77,629)
Commodities [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in commodities' prices
Commodities [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (1,184)
Commodities [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(29,609)
Commodities [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(59,217)
Trading Portfolio Total [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(25,835)
Trading Portfolio Total [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	(256,747)
Trading Portfolio Total [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Risk Factor	R$ (513,493)